Condensed Consolidated Statements of Financial Position (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
CURRENT ASSETS:
Cash and cash equivalents	$ 6,458	$ 7,845
Short term bank deposits	1,283	1,254
Restricted short-term bank deposits	203	220
Trade receivables		33
Other receivables and prepaid expenses	125	93
TOTAL CURRENT ASSETS	8,069	9,445
NON-CURRENT ASSETS:
Property and equipment, net	583	561
Right-of-use assets, net	206	195
Investments in a joint venture accounted for using the equity method	513	481
TOTAL NON-CURRENT ASSETS	1,302	1,237
TOTAL ASSETS	9,371	10,682
CURRENT LIABILITIES:
Loans from related party	1,023	1,011
Current maturities of long-term loan	134	91
Accounts payable and accruals:
Trade	124	70
Other	951	969
Short term lease liabilities	157	98
TOTAL CURRENT LIABILITIES	2,389	2,239
NON-CURRENT LIABILITIES:
Long-term loan	25	47
Lease liabilities, net of current maturities	48	96
TOTAL NON-CURRENT LIABILITIES	73	143
TOTAL LIABILITIES	2,462	2,382
EQUITY:
Common shares	102	102
Share premium	25,845	25,845
Treasury shares	(77)	(50)
Foreign currency translation reserve	(1,835)	(2,368)
Accumulated deficit	(16,948)	(15,071)
Capital and reserves attributable to parent company shareholders	7,087	8,458
Non-Controlling interest	(178)	(158)
TOTAL EQUITY	6,909	8,300
TOTAL LIABILITIES AND EQUITY	$ 9,371	$ 10,682